Revenue - Disaggregation of Revenue based on Product Categories and Customer Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,965,311	$ 2,141,518	$ 2,251,657
Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	1,035,477	1,126,227	1,143,664
Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	929,834	1,015,291	1,107,993
Consumables and related | Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	951,366	1,029,791	1,027,215
Consumables and related | Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	774,847	859,133	959,093
Instruments | Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	84,111	96,436	116,449
Instruments | Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	$ 154,987	$ 156,158	$ 148,900